                    SUPPLEMENT DATED SEPTEMBER 30, 2009 TO

                       PROSPECTUS DATED MAY 1, 2009 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 2

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Effective November 2, 2009, certain Portfolios available for investment by Subaccounts offered in your contract will be renamed as listed below.

-------------------------------------------------------------------------------------------------------------------------
                       Current Name                                                   New Name
-------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Legg Mason     Genworth Variable Insurance Trust -- Genworth Legg
Partners Aggressive Growth Fund                              Mason ClearBridge Aggressive Growth Fund
-------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust -- Genworth Western Asset  Genworth Variable Insurance Trust -- Genworth Legg
Management Core Plus Fixed Income Fund                       Mason Western Asset Management Core Plus Bond Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason      Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Aggressive Growth Portfolio -- Class II    ClearBridge Variable Aggressive Growth Portfolio --
                                                             Class II
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason      Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Capital and Income Portfolio -- Class II   ClearBridge Variable Equity Income Builder Portfolio --
                                                             Class II
-------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust -- Legg Mason      Legg Mason Partners Variable Equity Trust -- Legg Mason
Partners Variable Fundamental Value Portfolio -- Class I     ClearBridge Variable Fundamental Value Portfolio -- Class I
-------------------------------------------------------------------------------------------------------------------------

The prospectus is revised accordingly.

40725 SUPPC 09/30/09